Produced Content, Net - Additional Information (Detail) - Cost of Revenue ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Disclosure Of Produced Content Net [Line Items]
Amortization expense for produced content predominantly monetized with other content assets	¥ 6,200	$ 890	¥ 5,300	¥ 5,200
Amortization expense for produced content predominantly monetized on its own	¥ 605	$ 87	¥ 544	¥ 1,100
Film, Monetized in Film Group, Amortization Expense, Statement of Income or Comprehensive Income [Extensible Enumeration]	Cost of Goods and Services Sold	Cost of Goods and Services Sold	Cost of Goods and Services Sold	Cost of Goods and Services Sold
Film, Monetized on Its Own, Amortization Expense, Statement of Income or Comprehensive Income [Extensible Enumeration]	Cost of Goods and Services Sold	Cost of Goods and Services Sold	Cost of Goods and Services Sold	Cost of Goods and Services Sold